SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND
                      STATEMENT OF ADDITIONAL INFORMATION

                                   --------
                   CASH ACCOUNT TRUST - TAX-EXEMPT PORTFOLIO


                         Tax-Exempt Cash Managed Shares


                    Deutsche Tax-Exempt Cash Premier Shares




EFFECTIVE IMMEDIATELY, THE FIRST PARAGRAPH OF THE FUND'S SUMMARY PROSPECTUSES IS DELETED AND REPLACED WITH THE FOLLOWING:



Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/moneypros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 730-1313 or asking your financial advisor. The prospectus and SAI, both dated August 1, 2016, as supplemented, are incorporated by reference into this Summary Prospectus.


EFFECTIVE IMMEDIATELY, ALL WEB SITE REFERENCES THAT INCLUDE
"DEUTSCHELIQUIDITY.COM" ARE REPLACED BY "DEUTSCHEFUNDS.COM."




               Please Retain This Supplement for Future Reference





September 19, 2016
PRO_SAISTKR-285


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                                                   Asset Management [DB Logo]